Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income Before Income Taxes

	For the years ended December 31
	2022	2021	2020
U.S. income	$1,090	$1,587	$1,620
Non-U.S. income	1,422	1,288	1,090

Total	$2,512	$2,875	$2,710

Summary of Provision for Income Taxes

	For the years ended December 31
	2022	2021	2020
Current
U.S. Federal	$396	$141	$250
Non – U.S.	324	422	463
U.S. State	97	55	65

Deferred
U.S. Federal	(213)	82	—
Non – U.S.	7	(101)	(129)
U.S. State	(48)	1	3

Total	$563	$600	$652

Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate

	For the years ended December 31
	2022	2021	2020
Income before taxes	$2,512	$2,875	$2,710

Tax expected at 21%	528	604	569
Foreign operations	47	(43)	42
U.S. tax on foreign operations	(36)	(23)	(45)
Uncertain tax positions	6	11	25
R&D benefits	(33)	(32)	(30)
State taxes, net of federal benefit	39	45	47
Valuation allowance	8	33	37
Other	4	5	7

Provision for income taxes	$563	$600	$652

Actual income tax rate	22.4%	20.9%	24.1%

Summary of Reconciliation of Unrecognized Tax Benefits
The balance of unrecognized tax benefits, the amount of related interest and penalties, and what we believe to be the range of reasonably possible changes in the next 12 months are as follows:

	2022	2021	2020
Balance at January 1	$365	$684	$622
Additions for tax positions of the current year	9	9	18
Additions for tax positions of prior years	137	14	78
Reductions for tax positions of prior years	(41)	(78)	(17)
Settlements with tax authorities	(1)	(262)	(14)
Expiration of the statute of limitations	(4)	(2)	(3)

Balance as of December 31	$465	$365	$684

Summary of Unrecognized Tax Benefits

	For the years ended December 31
	2022	2021	2020
Unrecognized tax benefits	$465	$365	$684
Accrued interest on unrecognized tax benefits	56	53	72
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	45	36	64
Portion that, if recognized, would reduce tax expense and effective tax rate	153	111	99

Summary of Deferred Income Taxes

	As of
	December 31, 2022	December 31, 2021
Total assets	$1,550	$1,287
Total liabilities	(370)	(385)

Net deferred income tax asset (liability)	$1,180	$902

Summary of Components of the Net Deferred Income Tax Asset Liability

	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Employee benefits	$222	$255
Contract liabilities	193	186
Inventories	84	83
Operating loss carryforwards	176	138
Other accrued expenses	70	36
Receivables	42	54
Lease liabilities	57	62
Tax credit carryforwards	128	133
Contract assets	99	120
Property, plant, and equipment	338	413
Capitalized R&D	554	307

Total deferred income tax asset	1,963	1,787
Valuation allowances	(272)	(279)

Total deferred income tax asset after valuation allowance	1,691	1,508

	As of
	December 31, 2022	December 31, 2021
Deferred tax liabilities:
Goodwill & other intangible assets	$(458)	$(517)
ROU assets	(47)	(56)
Other	(6)	(33)

Total deferred income tax liability	(511)	(606)

Net deferred income tax asset (liability)	$1,180	$902

Summary of Valuation Allowance
Valuation allowances primarily relate to
non-U.S.
deferred taxes where there were historical losses and U.S. federal and state credit carryforwards. Activity in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 consists of the following:

Balance at January 1, 2020	$228
Provision for income taxes	43
Foreign currency exchange and other	(21)

Balance at December 31, 2020	$250
Provision for income taxes	39
Foreign currency exchange and other	(10)

Balance at December 31, 2021	$279
Provision for income taxes	(5)
Foreign currency exchange and other	(2)

Balance at December 31, 2022	$272